Boston Common U.S. Equity Fund
Boston Common U.S. Equity Fund
Investment Objective
The Boston Common U.S. Equity Fund (the “U.S. Equity Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Common U.S. Equity Fund Boston Common U.S. Equity Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Common U.S. Equity Fund Boston Common U.S. Equity Fund
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.35%
Fee Reduction and/or Expense Reimbursement	(0.35%)
Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement	1.00%	[1]
[1]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Reduction and/or Expense Reimbursement to 1.00% of the U.S. Equity Fund's average daily net assets (the "Expense Cap"). The Expense Cap is indefinite, but will remain in effect until at least January 31, 2018 and may be terminated at any time by the Trust's Board of Trustees (the "Board") upon 60 days' notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap at the time of waiver / reduction of fees, whichever is lower.

Example
This Example is intended to help you compare the cost of investing in the U.S. Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the U.S. Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for the first year only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Boston Common U.S. Equity Fund | Boston Common U.S. Equity Fund | USD ($)	102	393	706	1,593

Portfolio Turnover
The U.S. Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund’s performance. During the most recent fiscal year, ended September 30, 2016 , the U.S. Equity Fund’s portfolio turnover rate was 29% of the average value of its portfolio .

Principal Investment Strategies
Boston Common seeks to preserve and build capital over the long term through investing in a diversified portfolio of stocks and American Depositary Receipts (“ADRs”) of companies we believe are high quality and undervalued. We look for companies with sound governance and a history of responsible financial management that we believe are capable of consistent profitability over a long time horizon. We include those companies in our portfolios that we believe are operating successfully in economic sectors with superior end-market growth, or are beneficiaries of broader sector themes we have identified, but that we judge to be trading at discounts to their intrinsic value. We seek to integrate environmental, social, and governance (“ESG”) criteria into the stock selection process and express a preference for best-in-class firms with innovative approaches to the environmental and social challenges their industries, society, and the world face. Best-in-class refers to firms that Boston Common views as having better records on ESG criteria than other firms in the same industry or sector.

Boston Common endeavors to integrate financial and sustainability factors into its investment process because we believe ESG research helps us identify companies that will be successful over the long-term. We seek to identify companies that demonstrate a high level of environmental responsibility, commitment to social standards and adherence to best practices in corporate governance. As a result, we believe ESG research helps improve portfolio quality and financial return potential.

Boston Common selects stocks through bottom-up, fundamental research, while maintaining a disciplined approach to valuation and risk control. We may sell a security when its price reaches a set target, if we believe that other investments are more attractive, or for other reasons we may determine.

We use our voice as a shareowner to raise environmental, social, and governance issues with the management of select portfolio companies through a variety of channels. These may include engaging in dialogue with management, participating in shareholder proposal filings, voting proxies in accordance with our proxy voting guidelines, and participating in the annual shareholder meeting process. Through this effort, we seek to encourage company managements towards greater transparency, accountability, disclosure and commitment to ESG issues.

The U.S. Equity Fund will normally invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. companies. Equity securities include common and preferred stocks as well as securities that are convertible into common stocks. The Fund may also invest up to 20% of its total assets in ADRs. The Fund may also invest in other stable, cash-flow generating companies, including in Real Estate Investment Trusts (REITs). The Fund generally seeks to invest in companies that have market capitalizations of $2 billion or greater.

Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the U.S. Equity Fund. The following risks could affect the value of your investment in the Fund:

•
General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

•
Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Management Risk: Boston Common may fail to implement the Fund’s investment strategies or meet its investment objective.

•
Foreign Securities Risk: Foreign securities, including ADRs, are subject to increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

•
Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Sustainability (ESG) Policy Risk: The Fund’s ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. This ESG policy may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer.

•	Real Estate Investment Trusts Risk: REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

Performance
The following performance information provides some indication of the risks of investing in the U.S. Equity Fund. The bar chart below illustrates how the Fund’s total returns have varied from year-to-year. The table below illustrates how the Fund’s average annual total returns for the 1-year and since-inception periods compare with that of a broad-based securities index. This comparison is provided to offer a broader market perspective. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Funds’ website at http://www.bostoncommonfunds.com.

Calendar Year Total Return As of December 31,

Highest Quarterly Return:	Q4, 2013	10.42%

Lowest Quarterly Return:	Q3, 2015	-6.77%

Average Annual Total Return as of December 31, 2016
Average Annual Returns - Boston Common U.S. Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Boston Common U.S. Equity Fund	Return Before Taxes	7.88%	10.58%	Apr. 30, 2012
After Taxes on Distributions | Boston Common U.S. Equity Fund	Return After Taxes on Distributions	7.41%	10.02%
After Taxes on Distributions and Sale of Fund Shares | Boston Common U.S. Equity Fund	Return After Taxes on Distributions and Sale of Fund Shares	4.85%	8.30%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	13.02%	Apr. 30, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).